Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 76.8%
Banking — 39.5%

25,600	BancorpSouth Bank, 5.50%, Series A	$671,872	*(1)(2)
	Bank of America Corporation:
$3,180,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	3,498,684	*(1)(2)
$400,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	462,772	*(1)(2)
15,375	Capital One Financial Corporation, 5.00%, Series I	389,218	*(2)
	Citigroup, Inc.:
$460,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	496,912	*(1)(2)
113,670	6.875% to 11/15/23 then 3ML + 4.13%, Series K	3,214,588	*(1)(2)
119,778	7.125% to 09/30/23 then 3ML + 4.04%, Series J	3,444,815	*(1)(2)
	Citizens Financial Group, Inc.:
35,000	6.35% to 04/06/24 then 3ML + 3.642%, Series D	953,225	*(1)(2)
$1,000,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	1,005,695	*(1)(2)(3)
	CoBank ACB:
16,300	6.125%, Series G, 144A****	1,713,782	*(1)(2)
10,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	1,055,000	*(1)(2)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,050,000	*(1)(2)
$447,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	473,820	*(1)(2)
$850,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	928,634	*(2)
29,000	Dime Community Bancshares, Inc., 5.50%, Series A	656,850	*(2)
	Fifth Third Bancorp:
51,230	6.00%, Series A	1,373,220	*(1)(2)
234,318	6.625% to 12/31/23 then 3ML + 3.71%, Series I	6,636,472	*(1)(2)
16,700	First Citizens BancShares, Inc., 5.375%, Series A	439,711	*(2)
	First Horizon National Corporation:
13,200	6.50%, Series E	353,892	*(2)
1	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	1,303,750
795	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(4), 144A****	582,337	*(2)
	Goldman Sachs Group:
$250,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	259,015	*(2)
$600,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	649,957	*(1)(2)
50,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,406,250	*(1)(2)
31,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	846,817	*(2)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,280,156	(1)(2)(5)
	Huntington Bancshares, Inc.:
106,000	6.25%, Series D	2,724,200	*(1)(2)
$300,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	302,244	*(2)
$875,000	5.625% to 10/15/30 then T10Y + 4.945%, Series F	980,000	*(2)
$1,000,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	952,958	*(1)(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

	JPMorgan Chase & Company:
$1,832,000	3ML + 3.47%, 3.7383%(4), Series I	$1,777,063	*(1)(2)
$500,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	512,953	*(1)(2)
$4,715,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	5,270,635	*(1)(2)
86,510	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	2,567,080	*(1)(2)
$2,790,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	3,029,089	*(1)(2)
15,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	375,225	*(2)
	Morgan Stanley:
77,800	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,210,298	*(1)(2)
154,665	6.875% to 01/15/24 then 3ML + 3.94%, Series F	4,394,033	*(1)(2)
80,516	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,336,574	*(1)(2)
174,600	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,697,613	*(1)(2)
17,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	472,296	*(2)
252,043	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	6,735,219	*(1)(2)
	Regions Financial Corporation:
117,980	5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,210,531	*(1)(2)
$575,000	5.75% to 09/15/25 then T5Y + 5.43%, Series D	625,312	*(2)
50,000	6.375% to 09/15/24 then 3ML + 3.536%, Series B	1,373,125	*(1)(2)
8,494	Sterling Bancorp, 6.50%, Series A	224,369	*(2)
41,500	Synchrony Financial, 5.625%, Series A	1,016,206	*(1)(2)(3)
67,827	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,708,732	*(1)(2)(3)
8,200	Texas Capital Bancshares Inc., 6.50%, Series A	209,790	*(2)
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	353,775	*(2)
	Truist Financial Corporation:
15,000	4.75%, Series R	397,425	*(2)
$875,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	949,261	*(2)
$440,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	484,000	*(2)
30,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	741,150	*(1)(2)
	Wells Fargo & Company:
241	7.50%, Series L	332,745	*(2)
59,490	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,549,346	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,291,264	*(1)(2)(3)
35,900	6.625% to 03/15/24 then 3ML + 3.69%, Series R	994,251	*(1)(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

36,500	WesBanco, Inc., 6.75% to 08/15/25 then T5Y + 6.557%, Series A	$966,338	*(2)
35,500	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	945,543	*(2)
$1,225,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,262,601	*(1)(2)
		94,120,688
Financial Services — 2.0%
$460,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	391,000	(5)
$1,380,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,084,135	**(1)(5)
$58,000	Charles Schwab Corporation, 5.375% to 06/01/25 then T5Y + 4.971%, Series G	63,800	*(2)
$650,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	702,585	*(2)
$476,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	476,728	*(2)
	General Motors Financial Company:
$453,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	439,118	*(2)
$775,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	785,268	*(1)(2)
5,094	National Rural Utilities Cooperative Finance Corporation, 5.50% 05/15/64	139,894
21,500	Stifel Financial Corp., 6.25%, Series B	581,253	*(1)(2)
		4,663,781
Insurance — 18.0%
27,890	Allstate Corporation, 5.10%, Series H	759,007	*(1)(2)
50,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,193,250	*(1)(2)(3)
$1,610,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	2,314,673	(1)(3)
	Arch Capital Group, Ltd.:
12,000	5.25%, Series E	307,860	**(2)(5)
10,500	5.45%, Series F	277,987	**(2)(5)
	Athene Holding Ltd.:
89,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,392,765	**(1)(2)(5)
23,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	626,635	**(2)(5)
$1,423,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,888,300	**(1)(2)(3)(5)
22,870	Axis Capital Holdings Ltd., 5.50%, Series E	586,044	**(1)(2)(5)
$655,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	644,437	(1)(5)
	Chubb Ltd.:
$975,000	Ace Capital Trust II, 9.70% 04/01/30	1,463,069	(1)
139,279	Delphi Financial Group, 3ML + 3.19%, 3.4701%(4), 05/15/37	2,820,400	(1)(3)

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Insurance — (Continued)

	Enstar Group Ltd.:
45,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	$1,215,563	**(1)(2)(5)
$425,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	436,438	(5)
$125,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	128,806	*(2)
$885,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.6651%(4), 05/15/37	754,214	(1)(3)
$3,736,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	4,638,582	(1)(3)
	MetLife, Inc.:
$3,600,000	9.25% 04/08/38, 144A****	5,419,859	(1)(3)
$3,096,000	10.75% 08/01/39	5,045,265	(1)(3)
	PartnerRe Ltd.:
22,777	5.875%, Series I	584,799	**(1)(2)(5)
5,400	6.50%, Series G	139,780	**(2)(5)
46,299	7.25%, Series H	1,198,681	**(1)(2)(5)
18,200	RenaissanceRe Holdings Ltd., 5.75%, Series F	497,475	**(2)(5)
$975,000	SBL Holdings, Inc., 7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	839,719	*(1)(2)
	Unum Group:
$5,160,000	Provident Financing Trust I, 7.405% 03/15/38	5,959,854	(1)(3)
25,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	708,312	*(2)
		42,841,774
Utilities — 7.9%
39,775	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,091,195	(1)(5)
$670,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	682,095	*(1)(2)
	Commonwealth Edison:
$3,127,000	COMED Financing III, 6.35% 03/15/33	3,710,308	(1)(3)
48,533	Dominion Energy, Inc., 5.25% 07/30/76, Series A	1,264,892	(1)
19,240	Duke Energy Corporation, 5.75%, Series A	547,041	*(1)(2)
$2,180,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,445,404	(1)(3)(5)
25,000	Indianapolis Power & Light Company, 5.65%	2,603,000	*(2)
80,000	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	2,173,600	(1)(3)
	NiSource, Inc.:
$325,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	323,534	*(2)
30,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	823,275	*(1)(2)
	PECO Energy:
$500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	608,761	(1)(3)
$1,020,000	Sempra Energy, 4.875% to 10/15/25 then T5Y + 4.55%, Series C	1,068,552	*(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — (Continued)

	Southern California Edison:
240	SCE Trust II, 5.10%, Series G	$5,972	*(2)
31,230	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	734,374	*(1)(2)
$445,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	443,145	*(2)
11,950	Southern Company, 4.95% 01/30/80, Series 2020A	321,873
		18,847,021
Energy — 5.7%
	DCP Midstream LP:
$1,140,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	838,923	(1)(2)
3,700	7.875% to 06/15/23 then 3ML + 4.919%, Series B	69,098	(2)
	Enbridge, Inc.:
$292,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	308,556	(5)
$1,120,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	1,145,661	(1)(3)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$670,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	585,681	(2)
102,855	7.375% to 05/15/23 then 3ML + 4.53%, Series C	2,094,385	(1)(2)(3)
123,400	7.60% to 05/15/24 then 3ML + 5.161%, Series E	2,660,812	(1)(2)(3)
1,500	7.625% to 08/15/23 then 3ML + 4.738%, Series D	30,647	(2)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	480,873	(1)
$1,590,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	1,424,162	(1)(2)(3)
33,700	NuStar Logistics LP, 3ML + 6.734%, 7.009%(4), 01/15/43	694,220	(1)(3)
	Transcanada Pipelines, Ltd.:
$1,700,000	5.50% to 09/15/29 then 3ML + 4.154%, 09/15/79	1,813,467	(1)(5)
$1,400,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,531,171	(1)(3)(5)
		13,677,656
Communication — 0.4%
$700,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	842,796	(1)(5)
		842,796
Real Estate Investment Trust (REIT) — 0.0%
3,440	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	79,928	(2)
		79,928
Miscellaneous Industries — 3.3%
$325,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	328,710

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Miscellaneous Industries — (Continued)

	BHP Billiton Limited:
$400,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	$478,638	(5)
	Land O’ Lakes, Inc.:
$260,000	7.25%, Series B, 144A****	247,311	*(2)
$3,900,000	8.00%, Series A, 144A****	3,861,000	*(1)(2)
34,700	Ocean Spray Cranberries, Inc., 6.25%, Series A, 144A****	2,854,075	*(1)(2)
		7,769,734
	Total Preferred Stock & Hybrid Preferred Securities (Cost $170,070,190)	182,843,378

Contingent Capital Securities† — 16.8%
Banking — 14.6%
	Banco Bilbao Vizcaya Argentaria SA:
$2,400,000	6.125% to 11/16/27 then SW5 + 3.87%	2,284,068	**(1)(2)(5)
$800,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	803,091	**(1)(2)(5)
$530,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	540,600	**(2)(5)
	Barclays Bank PLC:
$730,000	6.125% to 06/15/26 then T5Y + 5.867%	757,229	**(2)(5)
$590,000	7.75% to 09/15/23 then SW5 + 4.842%	625,146	**(1)(2)(5)
$2,802,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	2,942,100	**(1)(2)(5)
$1,600,000	8.00% to 06/15/24 then T5Y + 5.672%	1,751,136	**(1)(2)(5)
$500,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	503,345	(1)(5)
	BNP Paribas:
$420,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	481,347	**(1)(2)(5)
$5,315,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	6,059,605	**(1)(2)(5)
$1,500,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	1,544,063	**(1)(2)(5)
$290,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%, 144A****	324,796	**(2)(5)
	Credit Suisse Group AG:
$210,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	209,343	**(2)(5)
$1,100,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	1,197,168	**(1)(2)(5)
$800,000	7.25% to 09/12/25 then T5Y + 4.332%, 144A****	881,516	**(1)(2)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	863,436	**(1)(2)(5)
	HSBC Holdings PLC:
$350,000	6.00% to 05/22/27 then ISDA5 + 3.746%	362,105	**(2)(5)
$3,710,000	6.50% to 03/23/28 then ISDA5 + 3.606%	4,000,548	**(1)(2)(3)(5)

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Banking — (Continued)

$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	$220,133	**(2)(5)
$540,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	553,951	**(1)(2)(5)
	Societe Generale SA:
$400,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	415,926	**(2)(5)
$4,000,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	4,152,280	**(1)(2)(5)
	Standard Chartered PLC:
$1,815,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	1,915,814	**(1)(2)(5)
$1,250,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	1,356,013	**(1)(2)(3)(5)
		34,744,759
Financial Services — 0.1%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	360,500	**(2)(5)
		360,500
Insurance — 2.1%
	QBE Insurance Group Ltd.:
$500,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	533,125	**(2)(5)
$4,043,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	4,528,101	(1)(3)(5)
		5,061,226
	Total Contingent Capital Securities (Cost $38,001,733)	40,166,485

Corporate Debt Securities§ — 4.8%
Banking — 2.0%
	First Horizon National Corporation:
$725,000	First Horizon Bank, 5.75% 05/01/30, Sub Notes	822,190
131,238	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	3,375,442	(1)
18,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	503,370	(1)
		4,701,002
Financial Services — 0.0%
1,000	B. Riley Financial, Inc., 7.50% 05/31/27	24,730
		24,730
Insurance — 1.3%
$2,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,199,800	(1)(3)
		3,199,800
Energy — 0.9%
	Energy Transfer LP:
$1,680,000	Energy Transfer Operating LP, 8.25% 11/15/29	2,148,186	(1)(3)
		2,148,186

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

Shares/$ Par	Value

Corporate Debt Securities — (Continued)
Communication — 0.6%

	Qwest Corporation:
22,170	6.50% 09/01/56	$561,898
28,330	6.75% 06/15/57	747,170	(1)
		1,309,068
	Total Corporate Debt Securities (Cost $9,451,374)	11,382,786

Money Market Fund — 0.6%
	BlackRock Liquidity Funds:
1,400,298	T-Fund, Institutional Class	1,400,298

	Total Money Market Fund (Cost $1,400,298)	1,400,298

Total Investments (Cost $218,923,595***)	99.0%	235,792,947
Other Assets And Liabilities (Net)	1.0%	2,272,875
Total Managed Assets	100.0%‡	$238,065,822
Loan Principal Balance		(80,100,000)
Total Net Assets Available To Common Stock		$157,965,822

Flaherty & Crumrine Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2020 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2020, these securities amounted to $60,608,368 or 25.5% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $197,562,418 at August 31, 2020.

(2)Perpetual security with no stated maturity date.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $64,119,163 at August 31, 2020.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML–3-Month ICE LIBOR USD A/360

ISDA5–5-year USD ICE Swap Semiannual 30/360

SOFRRATE–Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5–5-year USD Swap Semiannual 30/360

SW10–10-year USD Swap Semiannual 30/360

T5Y–Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y–Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y–Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2019 through August 31, 2020 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.32
INVESTMENT OPERATIONS:
Net investment income	0.72
Net realized and unrealized gain/(loss) on investments	(0.34)
Total from investment operations	0.38
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.71)
Total distributions to Common Stock Shareholders	(0.71)
Net asset value, end of period	$13.99
Market value, end of period	$16.45
Common Stock shares outstanding, end of period	11,290,430
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.11	%*
Operating expenses including interest expense	2.19	%*
Operating expenses excluding interest expense	1.28	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	9	%**
Total managed assets, end of period (in 000’s)	$238,066
Ratio of operating expenses including interest expense to average total managed assets	1.43	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.84	%*

(1)These tables summarize the nine months ended August 31, 2020 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2019.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

11

Flaherty & Crumrine Preferred and Income Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2019	$0.0850	$14.50	$15.56	$14.78
January 31, 2020	0.0750	14.84	15.92	15.12
February 28, 2020	0.0750	14.26	14.17	14.26
March 31, 2020	0.0750	11.28	12.07	11.47
April 30, 2020	0.0750	12.68	14.10	13.40
May 29, 2020	0.0780	12.98	15.07	14.32
June 30, 2020	0.0780	13.00	14.52	13.79
July 31, 2020	0.0780	13.65	15.58	14.80
August 31, 2020	0.0860	13.99	16.45	15.63

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Fund Incorporated Notes to Portfolio Of Investments (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2020, the aggregate cost of securities for federal income tax purposes was $220,036,677, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,600,295 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,844,025.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:

	Total Value at August 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$94,120,688	$81,364,458	$12,756,230	$—
Financial Services	4,663,781	4,272,781	391,000	—
Insurance	42,841,774	11,053,402	31,788,372	—
Utilities	18,847,021	6,539,269	12,307,752	—
Energy	13,677,656	11,414,571	2,263,085	—
Communication	842,796	842,796	—	—
Real Estate Investment Trust (REIT)	79,928	79,928	—	—
Miscellaneous Industries	7,769,734	—	7,769,734	—
Contingent Capital Securities
Banking	34,744,759	15,806,160	18,938,599	—
Financial Services	360,500	—	360,500	—
Insurance	5,061,226	—	5,061,226	—
Corporate Debt Securities
Banking	4,701,002	3,878,812	822,190	—
Financial Services	24,730	24,730	—	—
Insurance	3,199,800	—	3,199,800	—
Energy	2,148,186	—	2,148,186	—
Communication	1,309,068	1,309,068	—	—
Money Market Fund	1,400,298	1,400,298	—	—
Total Investments	$235,792,947	$137,986,273	$97,806,674	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred and Income Fund Incorporated Notes to Portfolio Of Investments (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.